Income taxes	12 Months Ended
Dec. 31, 2023
Texts Block [Abstract]
Income taxes
18.
Income taxes
i)
Amounts recognized in profit or loss

	2023	2022	2021
(in $ millions)	$	$	$
Current tax expense
Current year	52	27	6
Changes in estimates related to prior years	*	*	*
	52	27	6
Deferred tax (income)/expense
Origination and reversal of temporary difference	(2)	(9)	(3)
Recognition of previously unrecognized tax losses	(31)	(12)	—
	(33)	(21)	(3)
Income tax expense	19	6	3

* Amount less than $1 million

ii)
The reconciliation between income tax expenses and the loss before income tax is presented as follows:

	2023	2022	2021
(in $ millions)	$	$	$
Loss before tax	(466)	(1,734)	(3,552)
Tax at the domestic rates applicable to profits in the countries where the Group operates	(33)	(165)	(238)
Non-deductible expenses	9	13	46
Current year losses for which no deferred tax asset is recognized	121	194	211
Benefits from previously unrecognized tax losses	(78)	(36)	(16)
Changes in estimates related to prior years	*	*	*
Income tax expense	19	6	3

* Amount less than $1 million

iii)
Movement in deferred tax balances

	2023	2022
(in $ millions)	$	$
Deferred tax assets
Tax losses carried forward	45	12
Others	11	8
Deferred tax liabilities
Property, plant and equipment, intangible assets and others	20	18

	Movement in deferred tax liabilities	Movement in deferred tax assets
(in $ millions)	$	$
Balance at January 1, 2022 before set-off	(25)	27
Recognized in profit or loss	(7)	28
Acquisition through business combination	(21)	—
Deferred tax (liabilities) / assets before set-off	(53)	55
Deferred tax set-off	35	(35)
Balance at December 31, 2022 - Net deferred tax (liabilities) / assets	(18)	20

Balance at January 1, 2023 before set-off	(53)	55
Recognized in profit or loss	4	29
Effects of movements in exchange rates	*	1
Deferred tax (liabilities) / assets before set-off	(49)	85
Deferred tax set-off	29	(29)
Balance at December 31, 2023 - Net deferred tax (liabilities) / assets	(20)	56

iv)
Unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of the following items:

	2023	2022
(in $ millions)	$	$
Unutilized tax losses	5,152	6,767

Deferred tax assets are recognized in the consolidated financial statements only to the extent that it is probable that future taxable profits will be available against which the Group can utilize the benefits. The use of these tax losses is subject to the agreement of the tax authorities and compliance with certain provisions of the tax legislation of the respective countries in which the Group operates.

v)
Tax losses carried forward

Out of the $5,152 million (2022: $6,767 million) tax losses, $2,526 million (2022: $3,546 million) expire as below. The remaining tax losses do not expire under the current tax legislation.

Expire by	$
(in $ millions)
2024	1,254
2025	525
2026	429
2027	226
2028	59
2029	5
2030	5
2031	7
2032	7
2033	9

Deferred tax assets in certain subsidiaries, have not been recognized in respect of the tax losses carried forward because it is not probable that future taxable profits will be available against which the Group entities can utilize benefits therefrom.

vi)
Global minimum top-up tax

Legislation with regards to global minimum top up tax in the countries in which Group operates either has not been enacted or is not effective for the year ended 31 December 2023. As a result there is no current tax impact for the year ended 31 December 2023.

If the top up tax had applied in 2023 for the countries in which the legislation has been enacted, based on an ongoing assessment, our preliminary conclusion is that the impact to the Group would have been insignificant primarily because the Group entities in most countries are subject to corporate income tax rates of above 15%.